COMMITMENTS AND CONTINGENCIES (Details 1) $ in Millions	Dec. 31, 2018 USD ($)
DisclosureOfCommitmentsAndContingenciesLineItems [Line Items]
Future minimum lease payments under non-cancellable operating leases	$ 1,260.9
Not later than one year
DisclosureOfCommitmentsAndContingenciesLineItems [Line Items]
Future minimum lease payments under non-cancellable operating leases	216.9
Later than one year and not later than five years
DisclosureOfCommitmentsAndContingenciesLineItems [Line Items]
Future minimum lease payments under non-cancellable operating leases	685.5
Later than five years
DisclosureOfCommitmentsAndContingenciesLineItems [Line Items]
Future minimum lease payments under non-cancellable operating leases	$ 358.5